Investments in Subsidiaries (Narratives) (Details) $ in Millions		1 Months Ended
		Jan. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration				$ 258
Net debt	[1]			$ 169
Agro Fertilaqua Participacoes S.A. [Member]
Disclosure of detailed information about business combination [line items]
Total consideration					$ 131
Net debt					$ 43
Ads [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			$ 443
Net debt			104
Jiaxing Icl Chemical Co. Ltd [Member]
Disclosure of detailed information about business combination [line items]
Total consideration			25
Capital gain			$ 18
Novetide Ltd [Member]
Disclosure of detailed information about business combination [line items]
Percentage of shares sell		0.50
Consideration, equity method		$ 33
Sale Consideration		8
Capital gain		$ 20

[1]	As at the reporting date, the Company is still in a process of finalizing Agro Fertilaqua and ADS’ Purchase Price Allocation (PPA).